ASSETS CLASSIFIED AS HELD FOR SALE (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [Line Items]
Non-current assets held for sale	$ 747	$ 0
Exchange differences	(12)
Property, Plant and Equipment
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [Line Items]
Non-current assets held for sale	333
Investment property
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [Line Items]
Non-current assets held for sale	69
Right of use assets
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [Line Items]
Non-current assets held for sale	$ 357